CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS (Schedule of Revenues and Operating Income of Acquired Clubs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Business Acquisition [Line Items]
Revenues	$ 815,080	$ 754,944	$ 719,962
OPERATING INCOME	61,193	62,422	29,077
Acquired Clubs [Member]
Business Acquisition [Line Items]
Revenues	34,751	22,175	10,079
OPERATING INCOME	$ 538	$ 705	$ (620)